Leases (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Variable payments not included in the lease liabilities	R$ 186,146	R$ 217,498	R$ 282,732
Expenses related to short-term leases	97,511	124,451	171,733
Expenses related to low-value assets	26,454	13,469	4,681
Amounts recognized in the statement of income	R$ 310,111	R$ 355,418	R$ 459,146